Related Party Transactions - Founder Shares (Details)				2 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($) Day $ / shares shares	Feb. 25, 2021 shares	Dec. 21, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Day $ / shares shares	Sep. 30, 2021 Day $ / shares
Related Party Transaction [Line Items]
Number of shares issued	7,187,500
Share dividend	0.1
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Mcap Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate purchase price | $				$ 25,000
Share dividend		718,750
Common Class B [Member]
Related Party Transaction [Line Items]
Share dividend		0.1
Common Class B [Member] | Mcap Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share dividend	0.1	0.1		0.1
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Number Of Shares Subject To Forfeiture				1,031,250
Founder Shares | Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Aggregate purchase price | $	$ 25,000
Founder Shares | Sponsor | Common Class B [Member] | Mcap Acquisition Corp [Member]
Related Party Transaction [Line Items]
Number of shares issued			7,187,500
Aggregate purchase price | $			$ 25,000
Share dividend		0.1
Aggregate number of shares owned	7,906,250	7,906,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%		20.00%
Restrictions on transfer period of time after business combination completion	1 year			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Number Of Shares Subject To Forfeiture				1,031,250